COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (Purchase commitments [Member], Purchase agreement, minimum amount over next two years [Member], USD $)	Dec. 31, 2014
Purchase commitments [Member] | Purchase agreement, minimum amount over next two years [Member]
COMMITMENTS AND CONTINGENCIES [Line Items]
Outstanding commitments	$ 70,034,756